Additional disclosures to financial instruments	12 Months Ended
Dec. 31, 2022
Additional disclosures to financial instruments
Additional disclosures to financial instruments

11. Additional disclosures to financial instruments

Fair value is the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Based on the inputs used, the following hierarchy for determining the fair value of financial instruments is defined:

●	Level 1: Quoted prices of the respective financial asset or financial liability in active markets

●	Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

●	Level 3: Input parameters not based on observable market data

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy.

	Carrying amount					Fair Value
			Assets at	Liabilities	Total
			amortized	at amortized	carrying
12/31/2022	FVTPL	FVOCI	cost	cost	amount	Level 1	Level 2	Level 3	Total

Total assets	—	4	21,271	--	21,275

Current assets	—	--	20,331	--	20,331

Cash and cash equivalents	--	--	12,119	--	12,119

Other financial assets	—	--	2,047	--	2,047	--	--	--	--
Restricted cash	--	--	2,047	--	2,047	--	--	--	--

Trade receivables, net	--	--	6,165	--	6,165

Non-current assets	--	4	940	--	944

Other financial assets	--	4	940	--	944	4	--	--	4
Equity securities	--	4	--	--	4	4	--	--	4
Restricted cash	--	--	940	--	940	--	--	--	--

Total liabilities	--	--	--	2,837	22,587

Current liabilities	--	--	--	2,789	3,844

Trade payables	--	--	--	2,683	2,683

Other financial liabilities	--	--	--	106	1,161	--	--	106	106
Current portion of long-term debt	--	--	--	106	106	--	--	106	106
Lease liability	--	--	--	--	1,055	--	--	--	n/a

Non-current liabilities	--	--	--	48	18,743

Other financial liabilities	--	--	--	48	18,743	--	--	45	45
Long-term debt	--	--	--	48	48	--	--	45	45
Lease liability	--	--	--	--	18,679	--	--	--	n/a
Security deposit	--	--	--	--	16	--	--	--	n/a

	Carrying amount					Fair Value
			Assets at	Liabilities	Total
			amortized	at amortized	carrying
12/31/2021	FVTPL	FVOCI	cost	cost	amount	Level 1	Level 2	Level 3	Total

Total assets	13,525	4	18,131	--	31,660

Current assets	13,525	--	18,131	--	31,656

Cash and cash equivalents	--	--	7,027	--	7,027

Other financial assets	13,525	--	4,997	--	18,522	10,699	2,826	--	13,525
Bond funds	10,699	--	--	--	10,699	10,699	--	--	10,699
Term deposit	--	--	2,655		2,655	--	--	--	--
Restricted cash	--	--	2,342		2,342	--	--	--	--
Derivative financial instruments	2,826	--	--	--	2,826	--	2,826	--	2,826

Trade receivables, net	--	--	6,107	--	6,107

Non-current assets	--	4	--	--	4

Other financial assets	--	4	--	--	4	4	--	--	4
Equity securities	--	4	--	--	4	4	--	--	4

Total liabilities	516	--	--	26,672	30,414

Current liabilities	—	--	--	16,879	17,476

Trade payables	--	--	--	2,594	2,594

Other financial liabilities	—	--	--	14,285	14,882	--	—	15,362	15,362
Current portion of long-term debt	--	--	--	14,285	14,285	--	--	15,362	15,362
Lease liability	--	--	--	--	597	--	--	--	n/a

Non-current liabilities	516	--	--	9,793	12,938

Other financial liabilities	516	--	--	9,793	12,938	--	516	13,826	14,342
Derivative financial instruments	516	--	--	--	516	--	516	--	516
Long-term debt	--	--	--	9,793	9,793	--	--	13,826	13,826
Lease liability	--	--	--	--	2,613	--	--	--	n/a
Security deposit	--	--	--	--	16	--	--	--	n/a

The other financial assets with a carrying amount of kEUR 2,991 reported on the Company’s statement of financial position at December 31, 2022 were comprised of restricted cash (kEUR 2,047) reported as other current financial assets and restricted cash (kEUR 940) pledged with the bank to provide a bank guarantee as security deposit to the landlord in connection with the Sale-Leaseback and equity securities (kEUR 4), both reported as other non-current financial assets.

The other financial assets with a carrying amount of kEUR 18,526 reported on the Company’s statement of financial position at December 31, 2021 were comprised of investments in three bond funds (kEUR 10,699), a term deposit (kEUR 2,655), restricted cash (kEUR 2,342) and a derivative financial instrument (kEUR 2,826), all reported as other current financial assets and equity securities (kEUR 4), reported as a other non-current financial asset.

The valuation techniques used to determine the fair value of financial instruments include the use of quoted market prices or dealer quotes for similar instruments as well as discounted cash flow analysis.

The fair value of the Company’s investments in the bond funds was determined based on the quoted unit prices received by the fund management company.

The fair value of equity securities is determined by multiplying their share price and the number of shares held.

The fair values of the derivative financial instruments that are not traded in an active market are determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. The fair values have been determined based on share prices and the relevant discount rates.

The fair value of long-term debt was determined using discounted cash flow models based on the relevant forward interest rate yield curves, considering the credit risk of voxeljet.

Due to their short maturity and the current low level of interest rates, the carrying amounts of cash and cash equivalents, restricted cash, trade receivables, trade payables, term deposit, credit lines and bank overdrafts approximate their fair values.

In the course of the Sale-Leaseback, voxeljet early terminated several loans granted by Sparkasse in August 2022 amouting to € 0.8 million and in October 2022 amounting to € 3.1 million. Further in October 2022, the Finance Contract with EIB has been fully settled including the repayment of tranche A and tranche B1 thereunder, including all interest for an amount of € 22.0 million. Consequently, the bifurcated embedded financial derivatives related to the performance participation interest for tranche A and tranche B1 were derecognized which resulted in a finance expense amounting to € 2.8 million for tranche A and a finance income amounting to € 0.5 million for tranche B1.

As of December 31, 2021 the Company held a term deposit with Unicredit Bank amounting to € 2.7 million which expired in February 2022.

In May 2022, the Company completely sold the bond fund, which was held as of December 2021, resulted in proceeds of € 9.9 million.

The lease related to the Sale-Leaseback commenced on November 1, 2022 and the Company was required to provide a bank guarantee as security deposit to the landlord. In connection with the issuing of the bank guarantee voxeljet pledged an amount of € 0.9 million with Sparkasse presented as non-current financial asset as of December 31, 2022.

The Group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as at the end of each quarter. As of December 31, 2022 and 2021, there were no transfers of financial instruments measured at fair value between level 1 and level 2.

There were no changes in level 3 instruments for the twelve months ended December 31, 2022.

The following table presents the changes in level 3 instruments for the twelve months ended December 31, 2021:

Non-current assets
(€ in thousands)	Equity securities
Balance at December 31, 2020	5
Transfer from level 3 into level 1	(5)
Income (expense) recognised in other comprehensive income	—
Balance at December 31, 2021	—

The investment in equity securities has been listed on a stock exchange during 2021. As it is now possible to determine the fair value of this investment using quoted prices or observable market data, it has been reclassified from level 3 into level 1 on June 30, 2021.

The following table provides an overview of the net gains and losses for financial assets and liabilities measured at AC and FVTPL:

	Year Ended December 31,
	2022	2021

	(€ in thousands)
Financial assets measured at amortized cost	(354)	347
Total interest expense	(2)	(9)
Other operating income from change of impairment	135	62
Other operating income from unrealized foreign currency translation	239	511
Other operating expense from change of impairment	(251)	(120)
Other operating expense from unrealized foreign currency translation	(475)	(97)
Financial assets measured at fair value through profit or loss	(3,472)	265
Income from revaluation of derivative financial instruments	--	460
Fair value valuation of financial assets	(773)	(291)
Payout of bond funds	81	96
Expense from revaluation of derivative financial instruments	(2,827)	--
Other operating income from unrealized foreign currency translation	47	--
Other operating expense from unrealized foreign currency translation	--	--
Financial liabilities measured at amortized cost	(3,142)	(2,305)
Total interest expense	(3,141)	(2,299)
Other operating income from unrealized foreign currency translation	--	--
Other operating expense from unrealized foreign currency translation	(1)	(6)
Financial liabilities measured at fair value through profit or loss	516	292
Income from revaluation of derivative financial instruments	516	292
Expense from revaluation of derivative financial instruments	--	--
Total	(6,452)	(1,401)

The following table provides an overview of all outstanding loans voxeljet entered into:

				December 31, 2022		December 31, 2021
	Currency	Nominal interest rate	Year of maturity	Face value	Carrying amount	Face value	Carrying amount
				(€ in thousands)
Secured bank loan	EUR	2.47%	2038	--	--	2,000	1,616
Secured bank loan	EUR	2.72%	2038	--	--	1,000	809
Secured bank loan	EUR	2.42%	2038	--	--	500	409
Secured bank loan	EUR	2.73%	2037	--	--	500	411
Secured bank loan	EUR	1.75%	2040	--	--	1,000	823
Secured bank loan	EUR	2.48%	2022	--	--	675	96
Secured bank loan	EUR	2.49%	2024	500	131	500	233
Unsecured bank loan	EUR	3.92%	2022	--	--	29	19
Unsecured bank loan	USD	2.90%	2022	--	--	40	2
Secured bank loan	EUR	0.00%	2022	--	--	10,000	13,528
Secured bank loan	EUR	12.00%	2025	--	--	5,000	6,124
Unsecured bank loan	EUR	2.95%	2026	25	23	29	19
Total interest-bearing liabilities				525	154	21,244	24,070

In the course of the Sale-Leaseback, voxeljet early terminated several loans granted by Sparkasse in August 2022 amouting to € 0.8 million and in October 2022 amounting to € 3.1 million. Further in October 2022, the Finance Contract with EIB has been fully settled including the repayment of tranche A and tranche B1 thereunder, including all interest for an amount of € 22.0 million. Consequently, the bifurcated embedded financial derivatives related to the performance participation interest related to tranche A and tranche B1 were derecognized which resulted in a finance expense amounting to € 2.8 million for tranche A and a finance income amounting to € 0.5 million for tranche B1. Due to the successful closing of the Sale-Leaseback on October 31, 2022, the revised expected future cash flows of tranches A and B1 related to the EIB loan after September 30, 2022, changed and the final settlement amount was determined. Consequently, the Company has written down the bifurcated embedded derivative financial instruments relating to the performance participation interest for tranche A and tranche B1 and adjusted the carrying amount of EIB loan tranches A and B1, what resulted in a finance expense of € 4.7 million and € 0.9 million, respectively in the third quarter of 2022.

As of December 31, 2022, the remaining secured bank loan was secured over machinery and equipment and restricted cash with a carrying amount of kEUR 310 and kEUR 2,047, respectively. As of December 31, 2021, the secured bank loans were secured over land and buildings with land charges amounting to kEUR 15,000, machinery and equipment, restricted cash and pledged bond funds with a carrying amount of kEUR 569, kEUR 2,342 and kEUR 0, respectively.

In April 2019, voxeljet entered into a loan agreement with Kreissparkasse Augsburg, Germany, to finance self-manufactured 3D printers which are operated in the German service center amounting to kEUR 500. The maturity date is five years after draw down and the drawn down occurred at the end of March 2019. The fixed interest rate amounts to 2.49%. voxeljet pledged two 3D printers from property plant and equipment as collateral.

As of December 31, 2022 we had one available line of credit with one German bank totaling € 0.1 million. The interest rate for the credit line was 5.15% as of December 31, 2022.